Finance and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Finance And Operating Leases
Schedule of Lease Cost

	For the year ended December 31,
	2025	2024	2023
Finance lease and operating lease costs	168,051	181,780	155,267
Expenses relating to short-term leases	82,563	66,717	11,217
Total lease cost	$250,614	$248,497	$166,484

Schedule of Remaining Lease Payments

As of December 31, 2025, 2024 and 2023, the Company’s remaining lease payments were as follows:

2025
Leases
2025	-
2026	128,778
2027	71,194
Total remaining lease payments (undiscounted)	199,972
Less: imputed interest	4,190
Present value of lease liabilities	$195,781

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases:

		As of December 31,
	Classification	2025	2024
Assets:
Operating lease assets	Right-of-use lease assets	$187,078	$168,421
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$125,243	$158,994
Lease liability – non-current	Non-current liabilities – lease liabilities	$70,538	$35,360

Schedule of Other Information Related to Leases

Other information related to leases for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Weighted-average remaining lease term (years) - operating leases	1.6	1.2	2.0
Weighted-average discount rate - operating leases	3.2%	4.3%	3.9%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$-	$-
Operating cash flows from operating leases	$179,653	$177,780	$120,781